Selling Expenses	6 Months Ended
Jun. 30, 2022
Selling Expenses.
Selling Expenses

9.Selling Expenses

For the six-months period ended June 30, 2022, selling expenses consisted of €7,319 thousand personnel expenses, including share-based payment expenses, and €2,255 thousand miscellaneous other expenses.